Share-based payments - Disclosure of Detailed Information Expense from Share Based Payment Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	¥ 86,647	$ 12,563	¥ 29,587	¥ 6,547
Selling and marketing expenses	241,430	35,004	193,340	46,458
Administrative expenses	2,195,981	318,388	34,458	11,956
Research and development expenses	36,557	$ 5,300	30,253	¥ 17,644
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	5,322		82
Selling and marketing expenses	27,846		3,896
Administrative expenses	170,145		6,323
Research and development expenses	10,519		487
Total	¥ 213,832		¥ 10,788